Property And Equipment, Net	12 Months Ended
Dec. 31, 2014
Property And Equipment, Net [Abstract]
Property And Equipment, Net

(6)  Property and Equipment, Net

The following is a summary of the components of property and equipment as of December 31, 2014 and 2013:

	2014	2013
	(In thousands)
ATM equipment and related costs	$512,001	$538,364
Technology assets	71,399	53,271
Office furniture, fixtures, and other	89,696	40,564
Total	673,096	632,199
Less accumulated depreciation	(337,301)	(361,233)
Net property and equipment	$335,795	$270,966

The property and equipment balances include deployments in process, as discussed in Note 1(i), Property and Equipment, Net, of $16.4 million and $12.7 million as of December 31, 2014 and 2013, respectively.